UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05734

Diamond Hill Financial Trends Fund, Inc.

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Fair Value
Preferred Stocks— 2.3%
Banking Services— 1.5%
Citizens Funding Trust I, 7.50%*	25,940	$537,477

REITs & Real Estate Management— 0.8%
iStar Financial, Inc., Series F, 7.80%	15,875	271,304

Total Preferred Stocks		$808,781

Common Stocks— 88.2%
Banking Services— 33.8%
BB&T Corp.	12,907	275,306
City National Corp.^	6,100	230,336
First California Financial Group, Inc.	110,350	332,154
First Financial Holdings, Inc.	93,463	374,787
First Niagara Financial Group, Inc.	45,325	414,724
First of Long Island Corp., The	27,056	613,089
First Republic Bank of California*	18,430	426,839
Huntington Bancshares, Inc.	121,010	580,848
National Penn Bancshares, Inc.^	85,930	602,369
PNC Financial Services Group, Inc.	31,725	1,528,828
Popular, Inc.*	611,915	917,872
Sterling Bancorp	67,370	489,106
SunTrust Banks, Inc.	36,260	650,867
U.S. Bancorp	82,199	1,934,964
Wells Fargo & Co.§	118,090	2,848,331

		12,220,420

Consumer Financial Services— 2.4%
American Express Co.	11,705	525,554
Discover Financial Services	14,275	327,469

		853,023

Financial Services— 15.2%
Bank of America Corp.	60,215	368,516
Bank of New York Mellon Corp., The§	57,008	1,059,779
CME Group, Inc.	3,295	811,888
JPMorgan Chase & Co.§	74,528	2,244,783
Morgan Stanley	64,045	864,607
State Street Corp.	4,724	151,924

		5,501,497

Insurance— 29.8%
ACE Ltd.	9,110	552,066
Alleghany Corp.*	672	193,872
Assurant, Inc.	37,980	1,359,684
Assured Guaranty Ltd.	159,041	1,747,860
Chubb Corp., The	3,135	188,069
Hartford Financial Services Group, Inc.	64,302	1,037,834
HCC Insurance Holdings, Inc.	15,265	412,918
Horace Mann Educators Corp.	45,927	524,027
Old Republic International Corp.^	161,440	1,440,045
Prudential Financial, Inc.	30,400	1,424,544
Travelers Cos., Inc., The§	12,005	585,004
White Mountains Insurance Group Ltd.	1,045	424,009
XL Group plc	46,475	873,730

		10,763,662

Other— 1.1%
CoreLogic, Inc.*	38,510	410,902

REITs & Real Estate Management— 5.9%
iStar Financial, Inc. REIT*^	166,540	969,263
Redwood Trust, Inc. REIT^	62,285	695,723

Diamond Hill Financial Trends Fund, Inc.

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares/ Par Value	Fair Value
REITs & Real Estate Management — continued
Winthrop Realty Trust REIT	53,135	$461,743

		2,126,729

Total Common Stocks		$31,876,233

Corporate Bond— 1.1%
Banking Services— 1.1%
Synovus Financial Corp., 4.88%, 2/15/13	$415,000	385,950

Registered Investment Company— 3.8%
Fidelity Institutional Prime Money Market Portfolio, 0.12%†	1,381,182	1,381,182

Total Investment Securities — 95.4%
(Cost $38,454,219)**		$34,452,146
Segregated Cash With Brokers — 11.5%		4,166,820
Securities Sold Short — (3.0)%
(Proceeds $1,168,093)		(1,076,725)
Net Other Assets (Liabilities) — (3.9)%		(1,409,005)

NET ASSETS — 100.0%		$36,133,156

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2011, was $1,322,524.
§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $2,392,371.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2011.

REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.

Schedule of Investments Sold Short

September 30, 2011 (Unaudited)

	Shares	Fair Value
Common Stocks— 3.0%
Banking Services— 2.3%
Home Bancshares, Inc.	28,030	$594,797
Lakeland Bancorp, Inc.	6,742	52,722
WesBanco, Inc.	10,485	181,495

		829,014

Financial Services— 0.7%
Moody’s Corp.	8,135	247,711

Total Common Stocks Sold Short
(Proceeds $1,168,093)		$1,076,725

Percentages disclosed are based on total net assets of the Fund at September 30, 2011.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.

Notes to Schedules of Investments and Securities Sold Short

September 30, 2011 (Unaudited)

Organization

The Diamond Hill Financial Trends Fund, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation

The Fund records its investments at fair value. Fair Value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 P.M. Eastern Time. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates fair value. Investments in other investment companies are valued at their reported net asset value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event that materially affects the furnished price) are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities would be reflected as Level 2.

Diamond Hill Financial Trends Fund, Inc.

Notes to Schedules of Investments and Securities Sold Short

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs
Investments in Securities: (Assets)
Preferred Stocks*	$808,781	$-
Common Stocks*	31,876,233	-
Corporate Bond*	-	385,950
Registered Investment Company	1,381,182	-

Total	34,066,196	385,950
Investments in Securities: (Liabilities)
Common Stocks*	$(1,076,725)	$-

* See Schedule of Investments and Schedule of Securities Sold Short for industry classification.

There were no significant transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2011 and the Fund held no Level 3 securities at September 30, 2011.

New accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

Investment transactions

Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Fund records distributions received from investments in Real Estate Investment Trusts (REITS) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts once the issuers provide information about the actual composition of the distributions.

Short sales

The Fund is permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase

Diamond Hill Financial Trends Fund, Inc.

Notes to Schedules of Investments and Securities Sold Short

September 30, 2011 (Unaudited)

of the security by the Fund. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Segregated Cash with Brokers” on the Schedule of Investments.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause the Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Diamond Hill Capital Management, Inc. to accurately anticipate the future value of a security.

Securities lending

The Fund has a securities lending agreement with Citibank, N.A. (“Citibank”). Under the terms of the agreement, Citibank is authorized to loan securities on behalf of the Fund to approved borrowers. In exchange, the Fund receives cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, the Fund pays Citibank 15% of the net securities lending income plus any costs and other charges incurred by the Fund with Citibank to be paid as credits. Any remaining securities lending revenue is then paid to the Fund as securities lending income.

As of September 30, 2011, the value of securities loaned and the collateral held were as follows:

Fair Value of Securities Loaned	Fair Value of Collateral Received
$1,322,524	$1,381,182

Federal income taxes

As of September 30, 2011, the cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

Tax cost of portfolio investments	$38,661,297

Gross unrealized appreciation	2,212,138
Gross unrealized depreciation	(6,421,289)

Net unrealized depreciation	$(4,209,151)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Diamond Hill Financial Trends Fund, Inc.

By (Signature and Title):	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date: 11/23/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date: 11/23/2011

By (Signature and Title):	/s/ Gary R. Young
Gary R. Young, Treasurer

Date: 11/23/2011

CERTIFICATIONS

I, James F. Laird, Jr., certify that:

1.	I have reviewed this report on Form N-Q of the Diamond Hill Financial Trends Fund, Inc. (the “registrant”);

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

11/23/2011	/s/ James F. Laird, Jr.
Date	James F. Laird, Jr. President, Diamond Hill Financial Trends Fund, Inc.

CERTIFICATIONS

I, Gary R. Young, certify that:

1.	I have reviewed this report on Form N-Q of the Diamond Hill Financial Trends Fund, Inc. (the “registrant”);

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

11/23/2011	/s/ Gary R. Young
Date	Gary R. Young Treasurer, Diamond Hill Financial Trends Fund, Inc.